Related party transactions (Tables)	12 Months Ended
Dec. 31, 2017
Related party transactions
Schedule of related parties which had transactions with the Group and their relationship with the Group

The names of the related parties which had transactions with the Group for the year ended December 31, 2017 and the relationships with the Group are disclosed below:

Related party name	Relationship with the Group
Datang Telecom Technology & Industry Holdings Co., Ltd. (“Datang Holdings”)	A substantial shareholder of the Company
Datang Microelectronics Technology Co., Ltd	A member of Datang Group
Datang Semiconductor Co., Ltd.	A member of Datang Group
Leadcore Technology Co., Ltd and Leadcore Technology (Hong Kong) Co., Ltd (“Leadcore”)	A member of Datang Group
Datang Telecom Group Finance Co., Ltd (“Datang Finance”)	A member of Datang Group
China IC Fund	A substantial shareholder of the Company
Country Hill	A shareholder of the Company
Toppan	An associate of the Group
Brite Semiconductor (Shanghai) Corporation and its subsidiaries (“Brite”)	An associate of the Group
China Fortune-Tech	An associate of the Group
Zhongxin Xiecheng	An associate of the Group
Jiangsu Changjiang Electronics Technology Co., Ltd (“JCET”) and its subsidiaries	An associate of the Group
Sino IC Leasing Co., Ltd (“Sino IC Leasing”)	An associate of the Group

Related party transactions with group entities that are not members of the Group

	Sale of goods			Sale of services
	Year ended			Year ended
	12/31/17	12/31/16	12/31/15	12/31/17	12/31/16	12/31/15
	USD’000	USD’000	USD’000	USD’000	USD’000	USD’000
Datang Microelectronics Technology Co., Ltd	15,667	14,146	12,885	—	—	—
Datang Semiconductor Co., Ltd	535	464	865	—	—	—
Leadcore	3,960	3,267	8,881	—	—	—
Toppan	—	—	—	3,896	3,481	3,699
Brite	44,212	31,506	31,379	—	—	—
JCET and its subsidiaries	17	—	17	48	—	9
China Fortune-Tech	—	—	—	—	65	60

	Purchase of goods			Purchase of services
	Year ended			Year ended
	12/31/17	12/31/16	12/31/15	12/31/17	12/31/16	12/31/15
	USD’000	USD’000	USD’000	USD’000	USD’000	USD’000
Toppan	11,275	8,869	7,996	59	856	3,516
Zhongxin Xiecheng	—	—	—	—	4	1,199
Brite	—	25	—	2,016	2,887	2,582
China Fortune-Tech	—	—	—	959	313	938
Datang Finance	—	—	—	—	15	—
JCET and its subsidiaries	1,778	1,097	—	620	1,189	869
Sino IC Leasing	—	—	—	51,739	—	—

Summary of outstanding balances with related parties

	Amounts due from related			Amounts due to related
	parties			parties
	12/31/17	12/31/16	12/31/15	12/31/17	12/31/16	12/31/15
	USD’000	USD’000	USD’000	USD’000	USD’000	USD’000
Datang Microelectronics Technology Co., Ltd	4,279	6,354	5,338	—	—	—
Datang Semiconductor Co., Ltd	302	—	61	—	—	—
Leadcore	—	—	1,948	—	—	3,667
Toppan	670	615	317	888	2,414	1,148
Brite	12,951	6,507	5,661	—	279	141
JCET and its subsidiaries	21	—	27	3	736	2
China Fortune-Tech	—	38	40	—	—	—

Compensation of key management personnel

	year ended	year ended	year ended
	12/31/17	12/31/16	12/31/15
	USD’000	USD’000	USD’000
Short-term benefit	4,853	4,921	4,731
Share-based payments	8,264	2,762	2,618
	13,117	7,683	7,349